Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 16,060,190	¥ 15,371,801
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,247,306	13,532,217
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	177,412	186,218
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,210,393	1,236,369
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 425,079	¥ 416,997